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AMPLIFY HIGH INCOME ETF
Amplify High Income ETF
INVESTMENT OBJECTIVE
The Amplify High Income ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMPLIFY HIGH INCOME ETF Amplify High Income ETF
Management Fees	0.50%
Other Expenses	none
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	4.10%
Total Annual Fund Operating Expenses	4.60%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AMPLIFY HIGH INCOME ETF | Amplify High Income ETF | USD ($)	461	1,388	2,323	4,693

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds that are included in the Index. The Index seeks to measure the performance of the common stock (or its equivalent) of the top 60 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income (the “Methodology”).

The Index universe is not limited by the types of securities or other instruments in which an Underlying Fund may invest, nor the investment strategy an Underlying Fund may employ. Thus, the Underlying Funds may invest in a variety of securities including, but not limited to, equity securities (both dividend and non-dividend paying), foreign securities (including depositary receipts), taxable investment grade fixed income securities, investment grade municipal securities, taxable high yield fixed income securities and high yield municipal securities (commonly referred to as “junk bonds”), preferred securities, convertible securities, commodities, real-estate related securities, including real estate investment trusts (“REITs”), and derivatives. The Underlying Funds may employ different investment strategies including, but not limited to, dividend strategies, global and international strategies, covered call option strategies, balanced strategies, limited duration strategies, tax and risk-managed strategies, sector strategies, real estate, energy, utility, commodity, natural resources and other equity or income-oriented strategies.

The initial Index universe begins with all closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange. From this initial universe, eligible constituents are then considered for inclusion based on its respective “Tier” classification, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. To be considered a “Tier 1 Fund,” a fund must meet the following criteria:

•       have net assets of at least $500 million;

•       have a six-month average daily traded value of at least $1 million;

•       have a fund yield that is greater than or equal to 1.2 times the median fund yield of dividend-paying funds within the closed-end fund universe;

•       have a trading price differential to NAV (i.e., a trading price premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe (with funds with premiums and smaller discounts rated more highly than those with larger discounts); and

•       have an expense ratio that is less than or equal to 6%.

To be considered a “Tier 2 Fund”, a fund must meet the following criteria:

•       have net assets of at least $250 million;

•       have a fund average daily traded value of at least $800,000;

•       have a fund yield that is greater than or equal to the median fund yield of dividend-paying funds within the closed-end fund universe;

•       have a trading price differential to NAV that is not in the top 10th percentile of the closed-end fund universe; and

•       have an expense ratio that is less than or equal to 6%.

A combined rank score for each eligible Index constituent is then calculated based on the following criteria and calculated in accordance with the Index methodology: fund yield (descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score. The Index selects the Tier 1 Funds with a rank of 1 through 60. However, if fewer than 60 Tier 1 Funds are selected, the Index includes the Tier 2 Funds with the best overall rank not already selected as Tier 1 Funds until the Index either reaches a total of 60 constituents or the list of eligible Tier 2 Funds is exhausted. While the Index seeks to have 60 components, that number is a maximum limit and not a fixed target.

Index constituents are weighted according to a “modified” fund-yield weighted methodology. The initial Index weights are determined as follows:

•       the top 30 Underlying Funds as determined by ranking Fund Yield in descending order are each assigned a weight of 3%; and

•       all remaining Underlying Funds are given equal weights such that the combined weights add up to 100%.

Initial weights are adjusted at the semi-annual rebalance to comply with the following ongoing maximum weight constraints:

•       no constituent may exceed 3.5%;

•       no constituent outside the top 30 may exceed 2%;

•       no constituent may exceed the ratio of 10 days of a constituent’s fund average daily traded value divided by 110% of the Fund’s net assets; and

•       no constituent may exceed the ratio of 2.7% of a constituent’s net assets divided by 100% of the Fund’s net assets.

The Index weight adjustment is conducted such that any excess weight from a constituent exceeding its max weight is redistributed proportionally to other eligible constituents. The Index is rebalanced and reconstituted semi-annually, effective on the trading day following the third Friday in January and July. The rebalance and reconstitution of the Index is conducted using reference data as of the third Friday of the month prior (December and June, respectively). The Index but may be adjusted more frequently for specific corporate events, as detailed in the Methodology.

The Index is unmanaged and cannot be invested in directly. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the Underlying Funds comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the Underlying Funds in the Index.

Diversification Status. The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund was reorganized on or about October 4, 2019 from the YieldShares High Income ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Exchange Traded Concepts, LLC and sub-advised by Amplify Investments LLC and Vident Investment Advisory, LLC. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s year-to-date return as of June 30, 2024, was 9.61%. The Fund’s highest quarterly return was 15.16% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2020).

Average Annual Total Return as of December 31, 2023
Average Annual Returns - AMPLIFY HIGH INCOME ETF	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Amplify High Income ETF	Return Before Taxes	12.77%		3.95%		2.91%		4.68%		Jun. 11, 2012
Return After Taxes on Distributions | Amplify High Income ETF	Return After Taxes on Distributions	8.73%		1.27%		0.41%		2.24%		Jun. 11, 2012
Return After Taxes on Distributions and Sale of Fund Shares | Amplify High Income ETF	Return After Taxes on Distributions and Sale of Fund Shares	7.63%		1.99%		1.23%		2.71%		Jun. 11, 2012
Hybrid SWM/ISE High Income Index (reflects no deduction for fees, expenses or taxes)(1)	Hybrid SWM/ISE High Income Index (reflects no deduction for fees, expenses or taxes)(1)	13.27%	[1]	4.48%	[1]	3.31%	[1]	4.93%	[1]	Jun. 11, 2012	[1]
ISE High Income IndexTM (reflects no deduction for fees, expenses or taxes)	ISE High Income IndexTM (reflects no deduction for fees, expenses or taxes)	13.27%		4.48%		3.31%		4.34%		Jun. 11, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%		15.69%		12.03%		14.01%		Jun. 11, 2012
[1]	Reflects performance of the SWM Index through June 20, 2013 and the ISE High IncomeTM Index hereafter.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.